Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2024
Significant Accounting Policies
Schedule of immaterial corrections

The following tables reflect the impact of the immaterial note corrections discussed above on the Company’s consolidated financial statements as of and for the year ended 30 June 2023.

Note 5. Income tax expense

	Consolidated
	Previously Reported 30-Jun-23	Adjustment	As Revised
	$
Tax losses not recognized
Unused tax losses for which no deferred tax asset has been recognized	20,942,089	18,263,556	39,205,645

Potential tax benefit @ 25%/21%	5,235,522	4,389,361	9,624,883

Note 19. Key management personnel disclosures

The aggregate compensation made to directors and other members of key management personnel of the consolidated entity is set out below:

	Previously Reported 30-Jun-23	Adjustment	As Revised
	$
Short-term employee benefits	924,437	-	924,437
Share-based payments	321,109	200,050	521,159

	1,245,546	200,050	1,445,596

Note 23. Related Party Transactions.

Loans to/from related parties

The following balances are outstanding at the reporting date in relation to loans with related parties:

	Previously Reported 30-Jun-23	Adjustment	As Revised
	$
Current Receivables:
Snow Lake Resources other receivable	150,207	100,000	250,207

Note 25. Interests in Subsidiaries

Summarized financial information

Summarized financial information of subsidiaries with non-controlling interests that are material to the consolidated entity are set out below:

	AKCM (Aust) Pty Ltd
	Previously Reported 30-Jun-23	Adjustment	As Revised 30-Jun-23
	A$

Summarized statement of financial position
Current assets	1,827,323	-	1,827,323
Non-current assets	83,964,996	-	83,964,996

Total assets	85,792,319	-	85,792,319

Current liabilities	141,459	-	141,459

Total liabilities	141,459	-	141,459

Net assets/(liabilities)	85,650,860	-	85,650,860

Summarized statement of profit or loss and other comprehensive income
Revenue	20,697	-	20,697
Expenses	(495,779)	(105,911)	(601,690)

Loss before income tax expense	(475,082)	(105,911)	(580,993)
Income tax expense	-		-

Loss after income tax expense	(475,082)	(105,911)	(580,993)

Other comprehensive income/(loss)	-	1,948,722	1,948,722

Total comprehensive income/(loss)	(475,082)	1,842,811	1,367,729

Statement of cash flows
Net cash used in operating activities	(238,904)	-	(238,904)
Net cash used in investing activities	(13,239,174)	-	(13,239,174)

Net increase/(decrease) in cash and cash equivalents	(13,478,078)	-	(13,478,078)

Other financial information
Loss attributable to non-controlling interests	(87,149)	-	(87,149)
Total comprehensive Income/(loss) attributable to non-controlling interests	-	205,159	205,159
Accumulated non-controlling interests at the end of reporting period	(324,861)	-	(324,861)

Schedule of Property, Plant and Equipment Expected Useful Lives

Depreciation is calculated on a straight-line basis to write off the net cost of each item of property, plant and equipment (excluding land) over their expected useful lives as follows:

Plant and equipment	5-10 years